Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies

Note 1 - Significant Accounting Policies

Nature of Business

Uwharrie Capital Corp (the “Company”) was incorporated under North Carolina law for the purpose of becoming the holding company for Bank of Stanly (“Stanly”). On July 1, 1993, Stanly became a wholly-owned subsidiary of the Company through a one-for-one exchange of the common stock of Stanly for common stock of the Company. On September 1, 2013, Bank of Stanly changed its name to Uwharrie Bank (“Uwharrie”).

Uwharrie was incorporated on September 28, 1983, under the laws of the State of North Carolina and began operations on January 26, 1984 in Albemarle, North Carolina. Deposits with Uwharrie are insured by the Federal Deposit Insurance Corporation (“FDIC”). Uwharrie is under regulation of the Federal Reserve, the FDIC and the North Carolina Commissioner of Banks. In Stanly County, Uwharrie has six branch locations that provide a wide range of deposit accounts, commercial, consumer, home equity and residential mortgage loans, safe deposit boxes and automated banking.

In 1987, Uwharrie established a wholly-owned subsidiary, BOS Agency, Inc. (“BOS Agency”), which engages in insurance product sales. In 1989, Uwharrie established a second wholly-owned subsidiary, BOS Financial Corporation, for the purpose of conducting business as a “broker dealer” in securities. During 1993, BOS Financial Corporation changed its name to The Strategic Alliance Corporation (“Strategic Alliance”) and was registered as a “broker dealer” and is regulated by the Financial Industry Regulatory Authority (“FINRA”).

The Company formed a new subsidiary, Strategic Investment Advisors, Inc. (“SIA”), during 1998 to provide investment advisory and asset management services. This subsidiary is registered as an investment advisor with the Securities and Exchange Commission. During 2015, SIA changed its name to Uwharrie Investment Advisors, Inc. (“UIA”).

On January 19, 2000, the Company completed its acquisition of Anson BanCorp, Inc. and its subsidiary, Anson Savings Bank. The savings bank retained its North Carolina savings bank charter and became a wholly-owned subsidiary of Uwharrie Capital Corp as Anson Bank & Trust Company (“Anson”), operating out of its main office branch in Wadesboro. Anson was consolidated into Uwharrie Bank effective September 1, 2013.

On August 4, 2000, Uwharrie acquired another subsidiary, Gateway Mortgage, Inc. (“Gateway”), a mortgage origination company. This company is currently inactive and does not affect the Company’s consolidated financial statements.

On April 10, 2003, the Company capitalized a new wholly-owned subsidiary bank, Cabarrus Bank & Trust Company (“Cabarrus”), located in Concord, North Carolina. As of that date, Cabarrus purchased two branch offices located in Cabarrus County from Uwharrie to begin its operation. Cabarrus operated as a commercial bank and provided a full range of banking services. Cabarrus was consolidated into Uwharrie Bank effective September 1, 2013.

On April 7, 2004 Uwharrie Mortgage, Inc. was established as a subsidiary of the Company to serve in the capacity of trustee and substitute trustee under deeds of trust.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, Uwharrie, UIA and Uwharrie’s subsidiaries, BOS Agency and Strategic Alliance. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses.

Note 1 - Significant Accounting Policies (Continued)

Cash and Cash Equivalents

For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet captions “Cash and due from banks” and “Interest-earning deposits with banks.”

Investment Securities Available for Sale

Investment securities available for sale consist of United States Treasuries, United States Government agencies, Government Sponsored Enterprise (GSE) mortgage backed securities and collateralized mortgage obligations (CMOs), corporate bonds and state and political subdivision bonds. Unrealized holding gains and losses on available for sale securities are reported as a net amount in other comprehensive income, net of income taxes. Gains and losses on the sale of available for sale securities are determined using the specific identification method and recorded on a trade basis. Declines in the fair value of individual available for sale securities below their cost that are other than temporary would result in write-downs of the individual securities, to their fair value. Such write-downs would be included in earnings as realized losses to the extent the losses are associated with the credit quality of the issuer. Amortization of premiums and accretion of discounts are recognized in interest income using the interest method over the period to maturity.

Investment Securities Held to Maturity

Investment securities held to maturity consist of United States Government agencies, corporate bonds and state and political subdivision bonds. The Company has both the intent and ability to hold the securities to maturity. These securities are reported at amortized cost.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans

The Company divides the loans it originates into two segments, commercial and noncommercial loans. Commercial loans are broken down into the following classes: commercial loans, real estate commercial loans and other real estate construction loans. Noncommercial loans are divided into the following classes: real estate 1-4 family construction, real estate 1-4 family residential loans, home equity loans, consumer loans and other loans. The ability of the Company’s borrowers to honor their contracts is largely dependent upon the real estate and general economic conditions in the Company’s market area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the effective interest method. The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful. The exception to this policy is credit card loans that remain in accrual status 90 days or more until they are paid current or charged off.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these impaired loans is accounted for on the cash-basis until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Generally, a minimum of six months of sustained performance is required.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses. The provision for loan losses is expensed to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Note 1 - Significant Accounting Policies (Continued)

The Company has different specific risks identified within the loan segments. Specific risks within the commercial loan segment arise with borrowers that are experiencing diminished operating cash flows, depreciated collateral values or prolonged sales and rental absorption periods. Concentrations within the portfolio if unmanaged, pose additional risk. Occasionally, the Company will purchase participation loans from other institutions and if not independently underwritten by the Bank, could carry additional risk. Generally, owner-occupied commercial real estate loans carry less risk than non-owner occupied. Specific risks within the non-commercial portfolio tend to be tied to economic factors including high unemployment and decreased real estate values. Risk to the Company is greater as home values deteriorate more rapidly than amortization in a loan, leaving little to no equity in properties, especially in junior lien positions. Concentration in the portfolio, such as home equity lines of credit, could pose additional risk if not appropriately managed.

The allowance for loan losses is evaluated both individually and collectively by loan class on a regular basis by management. Loans are collectively evaluated based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. Individually evaluated loans are based upon discounted cash flows or the underlying value of the collateral. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. In addition, regulatory examiners may require the Company to recognize adjustments to the allowance for loan losses based on their judgment about information available to them at the time of their assessment.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Homogeneous loans are collectively evaluated by loan class for impairment. However, once a loan is deemed impaired, it will be evaluated individually for specific impairment.

Troubled debt restructure loans (TDR) are modifications of a loan when a borrower is experiencing financial difficulty and the modification involves providing a concession to the existing loan contract. TDRs are considered to be impaired loans and are individually evaluated for impairment.

The portion of the Company’s allowance for loan loss model related to general reserves captures the mean loss of individual loans within the loan portfolio and adds additional loss based on economic uncertainty and volatility. Specifically, the Company calculates probable losses on loans by computing a probability of loss and multiplying that by a loss given default derived from historical experience, thus deriving the estimated loss scenario by FDIC call report codes. Together, these components, as well as a reserve for qualitative factors based on management’s discretion of economic conditions and portfolio concentrations form the basis of the allowance model. The loans that are impaired and included in the specific reserve are excluded from these calculations.

Mortgage Servicing Rights

The Company capitalizes mortgage servicing rights when loans are sold and the loan servicing is retained. The cost of servicing rights is amortized in proportion to and over the estimated period of net servicing revenues is expected to be received based on projections of the amount and timing of estimated future cash flows. The amortization of servicing rights is recognized in the statement of income as an offset to other noninterest income. Servicing assets are periodically evaluated for impairment based upon their fair value. Fair value is based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance and charged to other expense.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Note 1 - Significant Accounting Policies (Continued)

Foreclosed Real Estate

Real estate properties acquired through foreclosure or other proceedings are initially recorded at fair value less costs to sell upon foreclosure, establishing a new cost basis. Annually, valuations are performed and the foreclosed property is adjusted to the lower of cost or fair value of the properties, less costs to sell. Any write-down at the time of transfer to foreclosed properties is charged to the allowance for loan losses. Subsequent write-downs are charged to noninterest expense, and costs related to the improvement of the property are capitalized if the fair value less cost to sell will allow it. If not, these costs are expensed also.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Land is carried at cost. Additions and major replacements or betterments which extend the useful lives of premises and equipment are capitalized. Maintenance, repairs and minor improvements are expensed as incurred. Depreciation is computed principally by the straight-line method over estimated useful lives, except in the case of leasehold improvements, which are amortized over the term of the leases, if shorter. Useful lives range from five to seven years for furniture, fixtures and equipment, to ten to thirty-nine years for leasehold improvements and buildings, respectively. Upon retirement or other disposition of the assets, the cost and the related accumulated depreciation are removed from the accounts and any gains or losses are reflected in income.

Restricted Stock

As a requirement for membership, the bank invests in the stock of the Federal Home Loan Bank of Atlanta (“FHLB”) and Federal Reserve Bank (“FRB”). These investments are carried at cost. Due to the redemption provisions of these investments, the Company estimated that fair value approximates cost and that this investment was not impaired.

Stock-Based Compensation

The Company recognizes the cost of employee services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). Accounting Standards Codification (ASC) 718 also requires measurement of the cost of employee services received in exchange for an award based on the grant-date fair value of the award.

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return and separate North Carolina income tax returns. The provision for income taxes in the accompanying consolidated financial statements is provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold. The tax returns for the Company are subject to audit for the 2014 fiscal year and thereafter. It is the Company’s policy to recognize interest and penalties associated with uncertain tax positions as components of other expenses in the income statement; however, if interest becomes a material amount, it would be reclassified as interest expense. There were no interest or penalties accrued during the years ended December 31, 2017, 2016 and 2015.

Fair Value of Financial Instruments

ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but clarifies and standardizes some divergent practices that have emerged since prior guidance was issued. ASC 820 creates a three-level hierarchy under which individual fair value estimates are to be ranked based on the relative reliability of the inputs used in the valuation.

Note 1 - Significant Accounting Policies (Continued)

ASC 820 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which those assets or liabilities are sold and considers assumptions that market participants would use when pricing those assets or liabilities. Fair values determined using Level 1 inputs rely on active and observable markets to price identical assets or liabilities. In situations where identical assets and liabilities are not traded in active markets, fair values may be determined based on Level 2 inputs, which exist when observable data exists for similar assets and liabilities. Fair values for assets and liabilities for which identical or similar assets and liabilities are not actively traded in observable markets are based on Level 3 inputs, which are considered to be unobservable.

Among the Company’s assets and liabilities, investment securities available for sale are reported at their fair values on a recurring basis. Certain other assets are adjusted to their fair value on a nonrecurring basis, including other real estate owned, impaired loans, loans held for sale, which are carried at the lower of cost or market; and mortgage loan servicing rights, where fair value is determined using similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Deposits, short-term borrowings and long-term obligations are not reported at fair value.

Prices for US Treasury securities are readily available in the active markets in which those securities are traded, and the resulting fair values are shown in the ‘Level 1 input’ column. Prices for government agency securities, mortgage-backed securities and for state, county and municipal securities are obtained for similar securities, and the resulting fair values are shown in the ‘Level 2 input’ column. Prices for all other non-marketable investments are determined based on various assumptions that are not observable. The fair values for these investment securities are shown in the ‘Level 3 input’ column. Non-marketable investment securities, which are carried at their purchase price, include those that may only be redeemed by the issuer.

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment by using one of several methods including collateral value, fair value of similar debt or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the present value of the expected repayments or fair value of collateral exceed the recorded investments in such loans. The Company typically bases the fair value of the collateral on appraised values which the Company considers Level 3 valuations.

Foreclosed assets are adjusted to fair value upon transfer of the loans to other real estate owned. Real estate acquired in settlement of loans is recorded initially at the estimated fair value of the property less estimated selling costs at the date of foreclosure. The initial recorded value may be subsequently reduced by additional allowances, which are charged to earnings if the estimated fair value of the property less estimated selling costs declines below the initial recorded value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. The Company typically bases the fair value of the collateral on appraised values which the Company considers Level 3 valuations.

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate, based on secondary market prices. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. These loans are recorded in Level 2.

Note 1 - Significant Accounting Policies (Continued)

Comprehensive Income

The Company reports as comprehensive income all changes in shareholders’ equity during the year from sources other than shareholders. Other comprehensive income refers to all components (revenues, expenses, gains, and losses) of comprehensive income that are excluded from net income. The Company’s only component of other comprehensive income is unrealized gains and losses, net of income tax, on investment securities available for sale. The following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2017, 2016 and 2015:

	Year ended December 31,
	2017	2016	2015
	(dollars in thousands)
Beginning Balance	$(1,318)	$(212)	$305
Accumulated Other comprehensive income (loss) before reclassifications, net of ($185), $359 and $60 tax effect, respectively	356	(772)	(188)
Amounts reclassified from accumulated other comprehensive income, net of $4, ($210), and ($207) tax effect, respectively	10	(334)	(329)
Net current-period other comprehensive loss	366	(1,106)	(517)
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings, tax effect	(155)	—	—
Ending Balance	$(1,107)	$(1,318)	$(212)

Earnings per Common Share

The Company had stock options outstanding covering 13,378 shares of common stock at December 31, 2017 and 13,116 at December 31, 2016. All of these options were dilutive because the strike price was lower than the current market price.

Basic earnings per share (“EPS”) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. On November 21, 2017, the Company’s Board of Directors declared a 2% stock dividend payable on December 27, 2017 to shareholders of record on December 15, 2017. All information presented in the accompanying consolidated financial statements regarding earnings per share and weighted average number of shares outstanding has been computed giving effect to this stock dividend.

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2017	2016	2015
Weighted average number of common shares used in computing basic net income per common share	7,138,635	7,238,908	7,337,586
Effect of dilutive stock options	738	106	—
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,139,373	7,239,014	7,337,586

   Note 1 - Significant Accounting Policies (Continued)

Noncontrolling Interest

In January 2013 the Company’s subsidiary banks issued a total of $7.9 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series B. The preferred stock qualified as Tier 1 capital at each bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights. This capital is presented as noncontrolling interest in the consolidated balance sheets. Dividends declared on this preferred stock are presented as earnings allocated to the noncontrolling interest in the consolidated statements of income. Effective September 1, 2013, the Fixed Rate Noncumulative Perpetual Preferred Stock, Series B was rolled into one issue under Uwharrie Bank in connection with the consolidation and name change.

During 2013, the Company’s subsidiary bank, Uwharrie Bank, raised $2.8 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C. The preferred stock qualifies as Tier 1 capital at the bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights.

Recent Accounting Pronouncements

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” The amendments in this ASU address certain aspects of recognition, measurement, presentation and disclosure. The amendments in this ASU (i) require equity investments to be measured at fair value with changes in fair value recognized in net income; (ii) simplify the impairment assessment of equity investments without readily determinable fair value; (iii) require public business entities to use exit prices, rather than entry prices, when measuring fair value of financial instruments for disclosure purposes; (iv) require separate presentation of financial assets and financial liabilities by measurement category and form of financial assets on the balance sheet or the accompanying notes to the financial statements; (v) eliminate the requirement to disclose the method(s) and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet; (vi) require separate presentation in other comprehensive income of the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; and (vii) state that a valuation allowance on deferred tax assets related to available-for-sale securities should be evaluated in combination with other deferred tax assets. The amendments in this ASU are effective for public business entities for fiscal periods beginning after December 15, 2017, including interim periods within those fiscal years. The ASU only permits early adoption of the instrument-specific credit risk provision. The Company currently does not invest in equity securities, therefore the impact from the adoption of this standard is not expected to be material to the financial position or results of operations of the Company, but new disclosures on fair value will be implemented.

In February 2016, the FASB issued ASU 2016-02, “Leases, Topic 842”. This ASU increases the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The key difference between existing standards and this ASU is the requirement for lessees to recognize on their balance sheet all lease contracts with lease terms greater than 12 months, including operating leases. Both a right-of-use asset, representing the right to use the leased asset, and a lease liability, representing the contractual obligation, are required to be recognized on the balance sheet of the lessee at lease commencement. Further, this ASU requires lessees to classify leases as either operating or finance leases, which are substantially similar to the current operating and capital leases classifications. The distinction between these two classifications under the new standard does not relate to balance sheet treatment, but relates to treatment in the statements of income and cash flows. Lessor guidance remains largely unchanged with the exception of how a lessor determines the appropriate lease classification for each lease to better align the lessor guidance with revised lessee classification guidance. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. We are currently evaluating the impact of the new standard, which we anticipate we will adopt during the first quarter of 2019. We currently have one property that we operate under a lease and a potential new property that will be under lease in 2018, both of which would be recorded in and the Consolidated Balance Sheets upon adoption.

Note 1 - Significant Accounting Policies (Continued)

In March 2016, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent considerations (Reporting Revenue Gross versus Net)”. ASU 2016-08 updates the new revenue standard by clarifying the principal versus agent implementation guidance, but does not change the core principle of the new standard. The updates to the principal versus agent guidance:  (i) require an entity to determine whether it is a principal or an agent for each distinct good or service (or a distinct bundle of goods or services) to be provided to the customer; (ii) illustrate how an entity that is a principal might apply the control principle to goods, services, or rights to services, when another party is involved in providing goods or services to a customer and (iii) Clarify that the purpose of certain specific control indicators is to support or assist in the assessment of whether an entity controls a good or service before it is transferred to the customer, provide more specific guidance on how the indicators should be considered, and clarify that their relevance will vary depending on the facts and circumstances.  For public business entities, the effective date and transition requirements for these amendments are the same as the effective date and transition requirements of ASU 2014-09 which is effective for interim and annual periods beginning after December 15, 2017. The amendments can be applied retrospectively to each prior reporting period or retrospectively with the cumulative effect of initially applying this new guidance recognized at the date of initial application.  Our revenue is comprised of net interest income on financial assets and financial liabilities, which is explicitly excluded from the scope of ASU 2014-09, and non-interest income.  We have analyzed the various revenue streams that are in scope with ASU 2016-08 and 2014-09 and concluded that our financials will not be impacted.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in earlier recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. The updated guidance is effective for interim and annual reporting periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. Entities will apply the standard’s provisions as a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. We are looking to outsource our current model with a CECL-ready vendor. We will evaluate the financial impact once our model is converted to the new vendor’s software package.

In February 2018, the FASB issued ASU 2018-2, “Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (“AOCI”)”. ASU 2018-2 allows for a reclassification from AOCI to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act, which was enacted on December 22, 2017. The guidance is effective for interim and annual reporting periods beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company has early adopted this standard and the effects are presented in the financial statements.  Retained earnings was increased by $155,000 and AOCI was reduced by $155,000 as a result of the adoption of this guidance.

From time to time the FASB issues exposure drafts of proposed statements of financial accounting standards. Such exposure drafts are subject to comment from the public, to revisions by the FASB and to final issuance by the FASB as statements of financial accounting standards. Management considers the effect of the proposed statements on the consolidated financial statements of the Company and monitors the status of changes to and proposed effective dates of exposure drafts.

Reclassification

Certain amounts in the 2016 and 2015 financial statements have been reclassified to conform to the 2017 presentation. These reclassifications do not have a material impact on net income or shareholders’ equity.

1